Convertible Debt and Unsecured Senior Notes (Details) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended		9 Months Ended
	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Oct. 31, 2017 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Convertible Debt
Proceeds from unsecured senior notes, net of issuance costs							$ 740,324
2030 Notes
Convertible Debt
Interest expense						$ 19,700
Convertible notes | 2022 Notes
Convertible Debt
Aggregate principal amount			$ 900,000	$ 900,000		$ 900,000
Coupon interest (as a percent)			1.25%	1.25%		1.25%
Due date of the Notes			Nov. 15, 2022
Proceeds from unsecured senior notes, net of issuance costs			$ 879,300
Issuance costs			$ 20,700
Interest expense				$ 7,700	$ 7,700	$ 11,500	11,500
Convertible notes | 2022 Notes | Class A ordinary shares
Convertible Debt
Conversion ratio per ADS			1
Initial conversion price (in dollars per ADS) | $ / shares			$ 133.27
Unsecured senior notes | 2024 Notes
Convertible Debt
Aggregate principal amount		$ 800,000		$ 800,000		$ 800,000
Coupon interest (as a percent)		3.50%		3.50%		3.50%
Proceeds from unsecured senior notes, net of issuance costs		$ 793,300
Issuance costs		$ 6,700
Interest expense				$ 14,700	$ 14,700	$ 22,000	22,000
Unsecured senior notes | 2030 Notes
Convertible Debt
Aggregate principal amount	$ 750,000			$ 750,000		$ 750,000
Coupon interest (as a percent)	3.375%			3.375%		3.375%
Proceeds from unsecured senior notes, net of issuance costs	$ 740,300
Issuance costs	$ 9,700
Interest expense				$ 13,100			$ 6,100